united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2018
Shares		Fair Value

	COMMON STOCK - 91.8%
	AIRLINES - 1.8%
3,978	SkyWest, Inc.	226,348

	AUTO MANUFACTURERS - 1.4%
8,967	Wabash National Corp.	179,878

	AUTO PARTS & EQUIPMENT - 2.7%
1,053	Cooper-Standard Holdings, Inc. *	130,361
11,068	Meritor, Inc. *	215,494
		345,855
	BANKS - 7.4%
4,829	Bank of NT Butterfield & Son Ltd.	229,136
4,576	Carolina Financial Corp.	179,425
4,246	FB Financial Corp. *	169,118
3,388	Heartland Financial USA, Inc.	181,766
2,855	Preferred Bank/Los Angeles CA	181,978
3,562	Washington Trust Bancorp, Inc.	197,335
785	Western Alliance Bancorp *	46,299
		1,185,057
	BIOTECHNOLOGY - 7.0%
1,324	Bluebird Bio, Inc. *	225,279
4,805	Exact Sciences Corp. *	240,298
14,259	Innoviva, Inc. *	206,756
35,176	Pieris Pharmaceuticals, Inc. *	224,071
		896,404
	BUILDING MATERIALS - 1.4%
9,936	Builders FirstSource, Inc. *	181,133

	CHEMICALS - 2.7%
8,438	Ferro Corp. *	185,720
7,009	Kronos Worldwide, Inc.	161,487
		347,207
	COMMERCIAL SERVICES - 7.3%
4,107	Aaron's, Inc.	171,549
3,433	ASGN, Inc. *	276,803
3,038	Deluxe Corp.	208,225
16,467	Travelport Worldwide Ltd.	282,244
		938,821
	COMPUTERS - 2.0%
5,039	Nutanix, Inc. *	254,923

	DISTRIBUTION/WHOLESALE - 1.0%
2,171	Anixter International, Inc. *	127,872

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
8,588	Aircastle Ltd.	168,325
12,316	BrightSphere Investment Group PLC	186,834
2,266	Federal Agricultural Mortgage Corp.	193,766
		548,925
	ELECTRONICS - 5.1%
3,886	II-VI, Inc. *	148,057
10,879	KEMET Corp. *	187,336
4,035	Methode Electronics, Inc.	160,996
1,597	SYNNEX Corp.	159,971
		656,360

See accompanying notes to financial statements.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018
Shares		Fair Value

	ENERGY ALTERNATE SOURCES - 1.5%
15,297	Renewable Energy Group, Inc. *	$197,331

	ENGINEERING & CONSTRUCTION - 3.2%
4,823	Comfort Systems USA, Inc.	203,531
2,761	EMCOR Group, Inc.	203,182
		406,713
	FOOD - 2.5%
1,361	Sanderson Farms, Inc.	151,289
3,968	United Natural Foods, Inc. *	178,639
		329,928
	GAS - 1.9%
3,419	Southwest Gas Holdings, Inc.	249,553

	HEALTHCARE-PRODUCTS - 1.3%
9,209	Lantheus Holdings, Inc. *	163,920

	HEALTHCARE-SERVICES - 5.5%
4,544	Encompass Health Corp.	276,366
9,094	Ensign Group, Inc.	253,450
2,209	Magellan Health, Inc. *	185,225
		715,041
	HOME BUILDERS - 2.6%
5,764	KB Home	153,034
10,395	TRI Pointe Group, Inc. *	177,858
		330,892
	INSURANCE - 4.0%
6,747	American Equity Investment Life Holding Co.	203,759
4,153	Essent Group Ltd. *	136,883
13,017	Third Point Reinsurance Ltd. *	173,126
		513,768
	INTERNET - 1.4%
7,061	Blucora, Inc. *	183,586

	IRON STEEL - 1.2%
5,437	Schnitzer Steel Industries, Inc.	160,120

	LEISURE TIME - 2.2%
5,461	Camping World Holdings, Inc.	156,348
3,794	Malibu Boats, Inc. *	127,858
		284,206
	LODGING - 2.2%
8,393	ILG, Inc.	286,453

	MEDIA - 1.4%
6,526	Sinclair Broadcast Group, Inc.	185,012

	MINING - 1.2%
4,956	US Silica Holdings, Inc.	149,225

	OIL & GAS - 1.2%
7,616	Carrizo Oil & Gas, Inc. *	152,853

See accompanying notes to financial statements.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018
Shares		Fair Value

	PHARMACEUTICALS - 1.7%
13,833	Lannett Co, Inc. *	215,795

	REAL ESTATE - 1.1%
3,947	HFF, Inc.	138,698

	RETAIL - 2.1%
1,085	Children's Place, Inc.	138,392
1,388	Lithia Motors, Inc.	133,054
		271,446
	SAVINGS & LOANS - 1.5%
8,114	Sterling Bancorp	192,707

	SEMICONDUCTORS - 2.9%
1,839	MKS Instruments, Inc.	188,314
4,746	SMART Global Holdings, Inc. *	185,806
		374,120
	SOFTWARE - 3.3%
3,924	Coupa Software, Inc. *	181,956
2,079	Ebix, Inc.	161,123
825	Take-Two Interactive Software, Inc. *	82,261
		425,340

	TOTAL COMMON STOCK (Cost $10,804,246)	11,815,490

	EXCHANGE TRADED FUND - 2.0%
1,685	iShares Russell 2000 ETF	258,344
	TOTAL EXCHANGE TRADED FUNDS (Cost $260,273)	258,344

	REAL ESTATE INVESTMENT TRUST (REITs) - 2.8%
16,092	iStar, Inc. *	163,173
10,777	Sabra Health Care REIT, Inc.	197,327
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $398,359)	360,500

	TOTAL INVESTMENTS - 96.6% (Cost $11,462,878) (a)	$12,434,334
	OTHER ASSETS LESS LIABILITIES - 3.4%	439,520
	TOTAL NET ASSETS - 100.0%	$12,873,854

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, is $11,464,932 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$1,625,879
	Unrealized depreciation	(656,477)
	Net unrealized appreciation	$969,402

See accompanying notes to financial statements.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

See accompanying notes to financial statements.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (a)	Level 1	Level 2	Level 3	Total
Common Stock	$11,815,490	$ -	$ -	$11,815,490
Exchange Traded Fund	258,344	-	-	258,344
Real Estate Investment Trust	360,500	-	-	360,500
Total	$12,434,334	$ -	$ -	$12,434,334

(a) There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 6/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 6/27/2018

By

/s/Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 6/27/2018